Significant partly-owned subsidiary - Summarized Statements of Financial Position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	$ 8,923	$ 7,898
Non-current assets	64,562	64,042
Total assets	73,485	71,940
Current liabilities	14,846	12,107
Non-current liabilities	41,279	39,276
Total liabilities	56,125	51,383
Total equity attributable to BCE shareholders	17,071	20,229
NCI	289	328
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Current assets	423	466
Non-current assets	733	941
Total assets	1,156	1,407
Current liabilities	164	153
Non-current liabilities	92	239
Total liabilities	256	392
Total equity attributable to BCE shareholders	631	707
NCI	$ 269	$ 308
Proportion of ownership interests held by non-controlling interests	29.90%	29.90%
Net assets	$ 0	$ 7